Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Carrying Amount of Financial Assets
The following table presents the carrying amount of financial assets that have been transferred to another party in such a way that part or all the transferred financial assets do not qualify for derecognition. It also presents the carrying amounts of the associated liabilities.

			2025			2024

	FVOCI	FVPL		FVOCI	FVPL

	Debt securities	Debt securities	Investments - Policyholder risk	Debt securities	Debt securities	Investments - Policyholder risk

Carrying amount of transferred assets	1,629	1	88	1,628	1	39
Carrying amount of associated liabilities	1,677	-	-	1,897	1	-

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2025	2024
Carrying amount of transferred financial assets	1,718	1,668

Fair value of cash collateral received	1,677	1,898

Fair value of non-cash collateral received	92	41

Net exposure	(51)	(271)

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2025	2024
Cash paid for reverse repurchase agreements	289	324

Fair value of non-cash collateral received	311	343

Net exposure	(22)	(20)

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amounts of collateral pledged and the corresponding contingent liabilities.

	2025	2024
Assets pledged for general account and contingent liabilities	Aegon risk	Aegon risk
Contingent liabilities	1,180	2,143

Collateral pledged	3,762	4,282

Net exposure	(2,581)	(2,139)
For 2025 and 2024, there is no
Non-cash
collateral that can be sold or repledged by the counterparty; no Assets pledged for repurchase agreements; no Cash collateral that can be sold or repledged by the counterparty.